Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets (Liabilities) [Abstract]
Net operating loss carry forwards	$ 741,321	$ 537,878
Stock-based compensation	151,750	172,436
Accrued compensation	182,509
Capitalized research and development	66,117	90,501
Intangible assets	(824)	(638)
Total deferred tax assets	1,140,873	800,177
Valuation allowance	(1,140,873)	(800,177)
Net deferred tax assets